Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions		4 Months Ended	12 Months Ended
	Apr. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Shares dividend			6,564,647
Public shares exercised			120,000,000
Transaction costs (in Dollars)		$ 3.8	$ 3.8
Coinshares International Limited [Member]
Subsequent Events [Line Items]
Aggregate gross proceeds (in Dollars)			49.0
Transaction costs (in Dollars)		$ 38.7	38.7
Compensation costs (in Dollars)			$ 2.3
Dividend per share (in Dollars per share)		$ 0.33	$ 0.33
Dividend payable (in Dollars)		$ 21.5	$ 21.5
Common Stock [Member]
Subsequent Events [Line Items]
Shares issued		150
Common Stock [Member] | Coinshares International Limited [Member]
Subsequent Events [Line Items]
Options purchased				139,070
PIPE Subscription Agreement [Member] | Coinshares International Limited [Member]
Subsequent Events [Line Items]
Issue of ordinary shares			6,564,647
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 10,999,993
Subsequent Event [Member] | Vine Hill Public Warrants [Member]
Subsequent Events [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 10,999,993
Subsequent Event [Member] | Holdco [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Ordinary shares exchange	119,522,880
Options purchased	784,260
Subsequent Event [Member] | Holdco [Member] | Common Stock [Member] | Coinshares International Limited [Member]
Subsequent Events [Line Items]
Ordinary shares exchange	6,564,647
Class B Ordinary Share [Member] | Vine Hill Shareholder [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)		$ 1,292,681	$ 1,292,681
Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares value (in Dollars)		$ 49,000.0	$ 49,000.0
Vine Hill Class A Shares [Member]
Subsequent Events [Line Items]
Aggregate gross proceeds (in Dollars)			$ 13.8
Vine Hill Class A Shares [Member] | Coinshares International Limited [Member]
Subsequent Events [Line Items]
Redemption shares		120,000,000	120,000,000
Vine Hill Class A Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares exchange	1,292,681
Common Class A [Member] | Coinshares International Limited [Member]
Subsequent Events [Line Items]
Shares issued			1,292,681